Financial Assets and Liabilities - Summary of Gross Carrying Amount of Financial Assets Not Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Less: To financial assets at FVPL	₱ 4,763
Total assets	95,747	₱ 104,220
Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Total assets	5,086
Derivative financial assets - net of current portion [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Less: To financial assets at FVPL	140
Current Portion of Derivative Financial Assets [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Less: To financial assets at FVPL	₱ 183